Income Taxes (Details 5) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Other Liabilities Disclosure [Abstract]
Deferred tax assets non-current	$ 1,933	$ 1,237
Deferred tax liabilities non-current	92	168
Net deferred tax asset (liability)	$ 1,841	$ 1,069